Business Combinations - Acquisition Method for Recording Business Combinations (Parenthetical) (Detail)	6 Months Ended				12 Months Ended
	Jun. 30, 2013 Metzler Brothers Insurance (MBI) [Member]	Jun. 30, 2013 Advanced Benefit Advisors, Inc. (ABA) [Member]	Jun. 30, 2013 Property & Commercial Limited (PCL) [Member]	Jun. 30, 2013 Garza Long Group, LLC (GLG) [Member]	Dec. 31, 2012 Riley & Associates, Inc. [Member]	Dec. 31, 2012 Detlefs & Company Benefit Resources, LLC [Member]	Dec. 31, 2012 First Premium Insurance Group, Inc. [Member]	Dec. 31, 2012 Gary Johnson & Associates, Inc. [Member]	Dec. 31, 2012 ProSource Financial, LLC [Member]	Dec. 31, 2012 Benefit Link Resource Group, Inc. [Member]	Dec. 31, 2012 Human Resource Management Systems, LLC [Member]	Dec. 31, 2012 Wischmeyer Financial, LP [Member]	Dec. 31, 2012 Besselman & Little Agency, LLC [Member]	Dec. 31, 2012 Schiff, Kreidler-Shell Insurance and Risk Services (SKS) [Member]	Dec. 31, 2012 CGM Gallagher Group Limited (CGM) [Member]	Dec. 31, 2012 VEBA Service Group, LLC [Member]	Dec. 31, 2012 Professional Claims Managers, Inc. [Member]	Dec. 31, 2012 Insurance Dialogue Limited (IDL) [Member]	Dec. 31, 2012 Grossman & Associates, Inc. [Member]	Dec. 31, 2012 Broker Benefit Services, LLC [Member]	Dec. 31, 2012 Whitehaven Insurance Group, Inc. [Member]	Dec. 31, 2012 Contego Underwriting Limited [Member]	Dec. 31, 2012 Grace/Meyer Insurance Agency, Inc. (GMI) [Member]	Dec. 31, 2012 G.S. Chapman & Associates Insurance Brokers, Inc. (GSC) [Member]	Dec. 31, 2012 Miller Buettner & Parrott, Inc. [Member]	Dec. 31, 2012 Triad USA, Inc. [Member]	Dec. 31, 2012 Blenheim Park Ltd. (BPL) [Member]	Dec. 31, 2012 Sunday and Associates, Inc. [Member]	Dec. 31, 2012 Acumus Limited (ACL) [Member]	Dec. 31, 2012 Aires Consulting Group, Inc. [Member]	Dec. 31, 2012 Coyle Insurance Agency, Inc. [Member]	Dec. 31, 2012 Park Row Associates, Inc. [Member]	Dec. 31, 2012 Polak International Consultants, Inc. [Member]	Dec. 31, 2012 Unison, Inc. [Member]	Dec. 31, 2012 SRS Underwriting Agency PTY Ltd. (SRS) [Member]	Dec. 31, 2012 Ahrold Fay Rosenberg [Member]	Dec. 31, 2012 Brendis & Brendis Inc. [Member]	Dec. 31, 2012 Charter Lakes Marine Insurance Agency [Member]	Dec. 31, 2012 Heiser Insurance Agency, Inc. [Member]	Dec. 31, 2012 Insurance Risk Managers of Missouri, Inc. [Member]	Dec. 31, 2012 Western Benefit Solutions, LLC [Member]	Dec. 31, 2012 Argus Benefits (AB) [Member]	Dec. 31, 2012 Corporate Benefit Advisors, LLC [Member]	Dec. 31, 2012 The Ericksen Group, Inc. [Member]	Dec. 31, 2012 Gardner & White Corporation [Member]	Dec. 31, 2012 Hardman & Howell Benefits [Member]	Dec. 31, 2012 Eighteen other acquisitions [Member]
Business Acquisition [Line Items]
Effective Date of Acquisition	Feb. 01, 2013	Apr. 01, 2013	Apr. 01, 2013	May 01, 2013	Jan. 01, 2012	Feb. 01, 2012	Feb. 01, 2012	Feb. 01, 2012	Feb. 01, 2012	Mar. 01, 2012	Mar. 01, 2012	Mar. 01, 2012	Apr. 01, 2012	Apr. 01, 2012	Apr. 01, 2012	May 01, 2012	May 01, 2012	May 01, 2012	Jun. 01, 2012	Jun. 01, 2012	Jun. 01, 2012	Jul. 01, 2012	Jul. 01, 2012	Jul. 01, 2012	Jul. 01, 2012	Jul. 01, 2012	Aug. 01, 2012	Aug. 01, 2012	Sep. 21, 2012	Oct. 01, 2012	Oct. 01, 2012	Oct. 01, 2012	Oct. 01, 2012	Oct. 01, 2012	Nov. 20, 2012	Dec. 01, 2012	Dec. 01, 2012	Dec. 01, 2012	Dec. 01, 2012	Dec. 01, 2012	Dec. 01, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2012